Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

Note 6: Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Equity method	$479	$519
Cost method	8	8
Total	$487	$527

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2016	2015	2014
	(in millions)
Net revenue	$3,670	$3,911	$4,849
Income before taxes	$99	$127	$251
Net income	$48	$68	$194

	As of December 31,
	2016	2015
	(in millions)
Total Assets	$6,919	$6,867
Total Liabilities	$5,758	$5,545
Total Equity	$1,161	$1,322

The investees included in these tables primarily consists of Al Ghazi Tractors Ltd. (43.2% ownership), Turk Traktor re Ziraat Makineteri A.S. (37.5% ownership), New Holland HFT Japan Inc. (50.0% ownership), CNH de Mexico S.A. de C.V. (50.0% ownership), CNH Industrial Capital Europe S.A.S. (50.0% ownership), Naveco (Nanjing Iveco Motor Co.) Ltd (50.0% ownership), SAIC Iveco Commercial Vehicle Investment Company Limited (50.0% ownership) and Transolver Finance Establecimiento Financiero de Credito S.A. (50.0% ownership).